Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Lease Payments under Operating Lease Arrangements operating lease agreements that expire at various dates. Future minimum lease payments under these agreements are as follows

As of December 31:
2018	$59,269
2019	54,844
2020	47,788
2021	43,692
2022	38,275
2023 and beyond	122,150
Total minimum lease payments	$366,018